Contingent Liabilities and Commitments	12 Months Ended
Dec. 31, 2019
Disclosure of commitments and contingent liabilities [text block] [Abstract]
Disclosure of commitments and contingent liabilities [text block]
NOTE 11:	CONTINGENT LIABILITIES AND COMMITMENTS

a.	Commitments

1.

On September 1, 2015, the Company signed a lease agreement for new offices. The aforementioned lease agreement is for a minimum period of three years from the date of signing the agreement. On October 15, 2018 the lease agreement was extended for two additional years until October 14, 2020. During 2018, the Company signed a new lease agreement for additional offices in the same building. The aforementioned lease agreement, is for a minimum period of 18 months.

The future minimum lease fees payable as of December 31, 2019 are NIS 376, NIS 376, NIS 297 for the years 2020, 2021 and 2022 respectively.

The Company has entered into operating lease agreements for vehicles. These leases have an average life of three years with no option to extend the contract. The Company has the right to terminate the agreement before the end of the three years and will be required to pay an early termination penalty of between one to three months of the lease.

The future minimum lease fees payable as of December 31, 2019 are NIS 58, NIS 38, NIS 23, NIS 6 for the years 2020, 2021, 2022 and 2023 respectively.

2.	The Company participated in programs sponsored by the Israel-United States Binational Industrial Research and Development Foundation (BIRD) for the support of research and development activities. The Company is obligated to pay royalties to BIRD, amounting to 5% of the gross sales of the products and other related revenues developed from such activities, up to an amount of 150% from the grant received from BIRD by the Company indexed to the U.S. consumer price index.

As of December 31, 2018, the Company received an aggregate grant of $120 from the BIRD Foundation in support of the development and commercialization of the Company’s stem cell selection technology in collaboration with Entegris. The Company is no longer pursuing its collaboration with Entegris and does not expect to receive additional grants in the future.

b.	Liens:

The Company provided a NIS 51 restricted bank deposit to secure credit card payments.

The Company provided a NIS 163 restricted bank deposit to secure the rent payment.